Income tax and tax loss carryforwards (Tables)	12 Months Ended
Dec. 31, 2025
Income tax and tax loss carryforwards [Abstract]
Provision for Income Tax Recognized in the Statement of Profit or Loss
The provision for income tax recognized in the statement of profit or loss for the years ended December 31, 2025, 2024 and 2023, is as follows:

	2025	2024	2023
Current income tax	$(2,452)	$(8,674)	$(4,452)
Deferred income tax	441	8,674	24,652
Total income tax (expense) benefit	$(2,011)	$-	$20,200

Reconciliation of the Provision for Income Tax
The reconciliation between the provision for income tax based on the statutory income tax rate and the provision recorded by the Company for the years ended December 31, 2025, 2024 and 2023, is as follows:

	2025	2024	2023
Profit (loss) before taxes	$311,503	$114,795	$(4,742)
Income tax (expense) benefit	(93,451)	(34,439)	1,423

Increase (decrease) from:
Difference in depreciation and amortization	(31,509)	(20,543)	(20,110)
Materials and supplies	(341)	(63,930)	11,483
Inflationary and currency exchange effects on monetary assets and liabilities, net	75,187	(6,309)	(4,562)
Tax losses amortization	248,982	196,038	115,461
Provisions and allowance for expected credit losses	(176,915)	(184,584)	(65,824)
Capital expenses deducted for tax purposes	-	133,657	-
Difference between the tax and book value for the sale of assets	-	(540)	-
Difference between the tax and book value for the sale of shares of subsidiaries	-	-	(4,931)
Non-deductible expenses	(23,964)	(19,350)	(12,740)
Income tax (expense) benefit	$(2,011)	$-	$20,200

Components of Deferred Tax Liability
The components of deferred tax liability at December 31, 2025 and 2024, are comprised as follows:

	2025	2024
Tax loss carryforwards	$467,015	$363,027
Inventories and provisions – net	119,381	80,601
Property and equipment and right-of-use asset	(706,696)	(575,688)
Total deferred tax liability	$(120,300)	$(132,060)

Cumulative Tax Losses
As of December 31, 2025, Grupo TMM and its subsidiaries, report the following cumulative tax losses, which are restated applying the INPC in accordance with Mexican law.

Year in which the loss was incurred	Amounts	Year of expiration
2016	$245,139	2026
2017	131,545	2027
2018	241,966	2028
2019	576,634	2029
2020	520,151	2030
2021	172,430	2031
2022	123,489	2032
2023	149,548	2033
2024	111,756	2034
2025	53,153	2035
	$2,325,811